Goodwill and Intangible Assets	12 Months Ended
Dec. 31, 2016
Goodwill and Intangible Assets
Goodwill and Intangible Assets

NOTE 3.  Goodwill and Intangible Assets

Purchased goodwill from acquisitions totaled $14 million in 2016, none of which is deductible for tax purposes. The acquisition activity in the following table also includes the net impact of adjustments to the preliminary allocation of purchase price within the one year measurement-period following prior acquisitions, which increased goodwill by $39 million during 2016. Purchased goodwill from acquisitions totaled $2.5 billion in 2015, $636 million of which is deductible for tax purposes. The amounts in the “Translation and other” column in the following table primarily relate to changes in foreign currency exchange rates. The goodwill balance by business segment follows:

Goodwill

	Dec. 31,	2015	2015	Dec. 31,	2016	2016	Dec. 31,
	2014	acquisition	translation	2015	acquisition	translation	2016
(Millions)	Balance	activity	and other	Balance	activity	and other	Balance
Industrial	$2,042	$637	$(106)	$2,573	$—	$(37)	$2,536
Safety and Graphics	1,650	1,764	(72)	3,342	41	(59)	3,324
Health Care	1,589	94	(59)	1,624	12	(27)	1,609
Electronics and Energy	1,554	—	(44)	1,510	—	(21)	1,489
Consumer	215	—	(15)	200	—	8	208
Total Company	$7,050	$2,495	$(296)	$9,249	$53	$(136)	$9,166

Accounting standards require that goodwill be tested for impairment annually and between annual tests in certain circumstances such as a change in reporting units or the testing of recoverability of a significant asset group within a reporting unit. At 3M, reporting units correspond to a division.

As described in Note 16, effective in the first quarter of 2017, within the Industrial business segment, the Company formed the Automotive and Aerospace Solutions Division, which combined the former Automotive and Aerospace and Commercial Transportation divisions. In addition, as described in Note 16 and effective in the first quarter of 2017, 3M’s former Renewable Energy Division (RED) was integrated into existing divisions within the Electronics and Energy business segment and Safety and Graphics business segment. For any product moves that resulted in reporting unit changes, the Company applied the relative fair value method to determine the impact on goodwill of the associated reporting units. During the first quarter of 2017, the Company completed its assessment of any potential goodwill impairment for reporting units impacted by this new structure and determined that no impairment existed. The Company also completed its annual goodwill impairment test in the fourth quarter of 2016 for all reporting units and determined that no impairment existed. In addition, the Company had no impairments of goodwill in prior years.

Acquired Intangible Assets

The carrying amount and accumulated amortization of acquired finite-lived intangible assets, in addition to the balance of non-amortizable intangible assets, as of December 31, follow:

(Millions)	2016	2015
Customer related intangible assets	$1,939	$1,973
Patents	602	616
Other technology-based intangible assets	524	525
Definite-lived tradenames	420	421
Other amortizable intangible assets	211	216
Total gross carrying amount	$3,696	$3,751

Accumulated amortization — customer related	(797)	(668)
Accumulated amortization — patents	(497)	(481)
Accumulated amortization — other technology based	(302)	(252)
Accumulated amortization — definite-lived tradenames	(236)	(215)
Accumulated amortization — other	(173)	(169)
Total accumulated amortization	$(2,005)	$(1,785)

Total finite-lived intangible assets — net	$1,691	$1,966

Non-amortizable intangible assets (primarily tradenames)	629	635
Total intangible assets — net	$2,320	$2,601

Certain tradenames acquired by 3M are not amortized because they have been in existence for over 55 years, have a history of leading-market share positions, have been and are intended to be continuously renewed, and the associated products of which are expected to generate cash flows for 3M for an indefinite period of time.

Amortization expense for the years ended December 31 follows:

(Millions)	2016	2015	2014
Amortization expense	$262	$229	$228

Expected amortization expense for acquired amortizable intangible assets recorded as of December 31, 2016 follows:

						After
(Millions)	2017	2018	2019	2020	2021	2021
Amortization expense	$223	$202	$190	$180	$164	$732

The preceding expected amortization expense is an estimate. Actual amounts of amortization expense may differ from estimated amounts due to additional intangible asset acquisitions, changes in foreign currency exchange rates, impairment of intangible assets, accelerated amortization of intangible assets and other events. 3M expenses the costs incurred to renew or extend the term of intangible assets.